Prospectus Supplement                                  39858
1/98
dated January 12, 1998 to:
_________________________________________________________________
_____________
PUTNAM BALANCED RETIREMENT FUND (the "fund")
Prospectuses dated February 28, 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                       Business experience
                          Year         (at least 5 years)
                          -------      -------------------------
Edward P. Bousa           1992         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1992.

Jeffrey J. Kobylarz       1998         Employed as an investment
Senior Vice President                  professional by
                                       Putnam Management since
                                       May, 1993.  Prior to May,
                                       1993, Mr. Kobylarz was an
                                       Assistant Vice President
                                       and analyst at Dean
                                       Witter Intercapital.

Robert M. Paine           1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1987.

Charles G. Pohl           1996         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1983.

Kenneth J. Taubes         1994         Employed as an investment
Senior Vice President                  professional by Putnam
Management since 1991.

Rosemary H. Thomsen       1995         Employed as an investment
Senior Vice President                  professional by Putnam
Management since 1986.